Financial instruments and risk management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of share capital	4.62%	4.44%
Financial instrument measured at fair value	R$ 26.3	R$ 25.5
Banco [Member]
IfrsStatementLineItems [Line Items]
Financial instrument measured at fair value	R$ 523.0	R$ 502.0